Business Combination - Travel.Co.In Limited - Cash Flows, Intangible Assets and Goodwill (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
	Feb. 08, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Feb. 08, 2019 INR (₨)
Changes in goodwill
Goodwill at beginning of year		₨ 961,186
Goodwill at end of year
TCIL
Business Combination
Net cash acquired with the subsidiary | $	$ 4,828
Cash paid | $	(58,276)
Net cash flow on acquisition | $	(53,448)
Values and lives of intangibles recognised on acquisition:
Total Intangibles			₨ 7,764
Changes in goodwill
Acquisition of a subsidiary		53,913
Goodwill at end of year	$ 53,913	₨ 1,015,099
TCIL | Customer relationships
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	4 years
Total Intangibles			5,654
TCIL | Non compete agreements
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	5 years
Total Intangibles			₨ 2,110